Segment information (Details) - USD ($)			3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Total operating expenses	$ (590)		$ (10,000)
General and administrative expenses
Loss from operations	(590)		(10,000)
Income tax expenses
Net loss	$ (590)		(10,000)
D. Boral ARC Acquisition I Corp [Member]
Total operating expenses		$ (5,420)	(531,741)			$ (320,658)
Interest income on cash held in trust account			2,543,059			4,776,628
Cash held in Trust Account			287,319,687			284,776,628
General and administrative expenses
Loss from operations						(320,658)
Net loss		$ (5,420)	2,011,318			$ 4,455,970
Exascale Labs Inc. [Member]
Total operating expenses			(1,808,901)	$ (859,617)	$ (4,477,022)		$ (3,110,926)	$ (4,150,043)	$ (1,901,396)
Revenues			3,754,586	1,862,158	10,561,331		4,475,885	7,015,512	1,319,115
Cost of revenues			(3,167,659)	(1,649,077)	(8,902,966)		(3,827,444)	(5,910,315)	(1,263,548)
Research and development expenses			(1,235,476)	(377,999)	(3,238,185)		(2,115,853)	(2,797,906)	(1,365,433)
Selling and marketing expenses
– Staff costs, employee benefits and office expenses			(104,729)	(277,511)	(310,582)		(573,648)	(835,889)	(262,614)
– Share-based compensation				(101,000)			(153,266)	(153,266)
General and administrative expenses
– Staff costs, employee benefits and Others			(360,657)	(3,890)	(563,641)		(33,785)	(328,662)	(244,651)
– Professional service expenses			(108,039)	(99,217)	(364,614)		(234,374)	(34,320)	(7,594)
– Share-based compensation									(21,104)
Loss from operations			(1,221,974)	(646,536)	(2,818,657)		(2,462,485)	(3,044,846)	(1,845,829)
Change in fair value of simple agreements for future equity			(1,410,457)	(890,523)	(5,098,320)		(3,716,052)	(4,614,821)	(3,110,518)
Loss before income tax expenses								(7,659,667)	(4,956,347)
Income tax expenses
Net loss			(2,632,431)	(1,537,059)	(7,916,977)		(6,178,537)	(7,659,667)	(4,956,347)
Gross profit			$ 586,927	$ 213,081	$ 1,658,365		$ 648,441	$ 1,105,197	$ 55,567